Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of Lease Rental Income

The Company’s lease rental income for the three and six months ended June 30, 2022 and 2021 were as follows:

	Three Months Ended June 30,
	2022			2021
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$149,493	$12,345	$161,838	$145,894	$14,661	$160,555
Interest income on net investment in finance leases	27,102	—	27,102	18,404	—	18,404
Interest income on container leaseback financing receivable	10,733	—	10,733	5,341	—	5,341
Variable lease revenue	3,226	333	3,559	2,809	325	3,134
Total lease rental income	$190,554	$12,678	$203,232	$172,448	$14,986	$187,434

	Six Months Ended June 30,
	2022			2021
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$298,324	$24,701	$323,025	$276,808	$29,107	$305,915
Interest income on net investment in finance leases	54,560	—	54,560	33,047	—	33,047
Interest income on container leaseback financing receivable	17,752	—	17,752	10,779	—	10,779
Variable lease revenue	5,995	618	6,613	6,237	700	6,937
Total lease rental income	$376,631	$25,319	$401,950	$326,871	$29,807	$356,678

Schedule of Components of Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Future minimum lease payments receivable	$2,573,313	$2,558,339
Residual value of containers	40,396	16,532
Less: unearned income	(760,043)	(768,038)
Net investment in finance leases (1)	1,853,666	1,806,833
Less: Allowance for credit losses	(1,033)	(743)
Net investment in finance leases, net (2)	$1,852,633	$1,806,090
Amounts due within one year	126,962	113,048
Amounts due beyond one year	1,725,671	1,693,042
Net investment in finance leases, net	$1,852,633	$1,806,090

(1) One major customer represented 81.5% and 85.1% of the Company’s finance leases portfolio as of June 30, 2022 and December 31, 2021, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

(2) As of June 30, 2022 and December 31, 2021, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,838,564 and $1,810,712, respectively, and was measured using Level 2 inputs.

Schedule of Components of Container Leaseback Financing Receivable

The following table represents the components of the container leaseback financing receivable as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Future minimum payments receivable	$1,230,280	$483,325
Less: unearned income	(379,098)	(129,065)
Container leaseback financing receivable (1)	851,182	354,260
Less: Allowance for credit losses	(114)	(113)
Container leaseback financing receivable, net (2)	$851,068	$354,147
Amounts due within one year	52,165	30,317
Amounts due beyond one year	798,903	323,830
Container leaseback financing receivable, net	$851,068	$354,147

(1) One major customer represented 96.8% and 90.6% of the Company’s container leaseback financing receivable portfolio as of June 30, 2022 and December 31, 2021, respectively.

(2) As of June 30, 2022 and December 31, 2021, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $823,280 and $357,828, respectively, and was measured using Level 2 inputs.

Schedule of Other Information Related to Operating Leases	Other information related to the Company's operating leases are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Operating lease cost	$523	$527	$1,046	$1,053
Short-term and variable lease cost	55	43	104	74
Total rent expense	$578	$570	$1,150	$1,127

Cash paid for amounts included in the measurement of lease liabilities	$560	$773	$1,152	$1,360